Income Taxes	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE I - INCOME TAXES

Federal income taxes on earnings differs from that computed at the statutory corporate tax rate for the years ended June 30, 2024 and 2023, as follows:

(in thousands)	2024	2023
Income tax expense (benefit) at the statutory rate	$(411)	$258
Increase (decrease) resulting from:
Cash surrender value of life insurance	(18)	(17)
State income tax expense (benefit)	(30)	55
Goodwill Impairment	199	-
Other	21	(2)
	$(239)	$294

The composition of the Company’s net deferred tax liability at June 30 is as follows:

(in thousands)	2024	2023
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$531	$408
Unfunded Commitments	14	-
Accrued expenses	44	44
Fair value accounting adjustments at acquisition	71	95
Nonaccrued interest on loans	115	103
Unrealized loss on available-for-sale securities	112	142
Depreciation	82	68
Net operating loss carryforwards	107	64
Total deferred tax assets	1,076	924

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(344)	(606)
Deferred loan origination costs	(57)	(68)
Loan servicing rights	(41)	(43)
Accrual to cash adjustment	(216)	(185)
Fair value accounting adjustments on acquisition	(535)	(535)
Total deferred tax liabilities	(1,193)	(1,437)
Net deferred tax liability	$(117)	$(513)

The Company has federal and state net operating loss carryforward of $130,000 and $1.9 million, respectively. $1.0 million of the state net operating loss begins to expire in June of 2036 and fully expires in June of 2038, while the remaining $900,000 state net operating loss is carried forward indefinitely.  The federal net operating loss of $130,000 is carried forward indefinitely.

Prior to 1997, the Banks were allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, and subject to certain limitations based on aggregate loans and deposit account balances at the end of the year. If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in excess of accumulated earnings and profits, such distributions will be subject to federal income taxes at the then current corporate income tax rate. Retained earnings at June 30, 2024 include approximately $5.2 million for which federal and state income taxes have not been provided. The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction was approximately $1.3 million at June 30, 2024.